Angel Oak High Yield Opportunities Fund
Schedule of Investments
April 30, 2022 (Unaudited)
	Shares	Value
Common Stocks ― 0.06%
Consumer, Non-cyclical ― 0.06%
Cenveo Corp. (a)(b)(c)	4,630	$41,670
TOTAL COMMON STOCKS (Cost ― $490,470)		$41,670

	Principal
Corporate Obligations ― 96.11%	Amount
Basic Materials ― 12.39%
Arconic Corp., 6.125%, 2/15/2028 (c)	$250,000	242,655
Big River Steel LLC / BRS Finance Corp., 6.625%, 1/31/2029 (c)	800,000	818,800
Cleveland-Cliffs, Inc., 5.875%, 6/1/2027	750,000	750,855
Compass Minerals International, Inc., 6.750%, 12/1/2027 (c)	500,000	506,905
Consolidated Energy Finance SA, 6.500%, 5/15/2026 (c)	1,250,000	1,278,181
Copper Mountain Mining Corp., 8.000%, 4/9/2026 (c)(d)	960,000	984,000
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/2028 (c)	1,000,000	981,420
Hecla Mining Co., 7.250%, 2/15/2028	500,000	505,665
Mercer International, Inc., 5.125%, 2/1/2029	750,000	698,029
Methanex Corp., 5.125%, 10/15/2027	500,000	480,610
Sylvamo Corp., 7.000%, 9/1/2029 (c)	1,000,000	966,805
Taseko Mines Ltd., 7.000%, 2/15/2026 (c)	500,000	496,858
		8,710,783
Communications ― 9.36%
AMC Networks, Inc., 4.750%, 8/1/2025	500,000	483,412
Cars.com, Inc., 6.375%, 11/1/2028 (c)	500,000	471,192
Consolidated Communications, Inc., 6.500%, 10/1/2028 (c)	500,000	436,921
CSC Holdings LLC, 5.500%, 4/15/2027 (c)	500,000	483,255
Cumulus Media New Holdings, Inc., 6.750%, 7/1/2026 (c)	542,000	540,057
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.875%, 8/15/2027 (c)	1,000,000	943,125
Entercom Media Corp., 6.500%, 5/1/2027 (c)	100,000	86,130
Entercom Media Corp., 6.750%, 3/31/2029 (c)	200,000	173,473
Gray Escrow, Inc., 5.375%, 11/15/2031 (c)	1,000,000	863,255
Lamar Media Corp., 4.875%, 1/15/2029	250,000	238,766
Nexstar Broadcasting, Inc., 5.625%, 7/15/2027 (c)	250,000	243,550
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.000%, 8/15/2027 (c)	250,000	238,125
Terrier Media Buyer, Inc., 8.875%, 12/15/2027 (c)	250,000	245,014
Townsquare Media, Inc., 6.875%, 2/1/2026 (c)	300,000	299,618
Univision Communications, Inc., 6.625%, 6/1/2027 (c)	250,000	250,935
Urban One, Inc., 7.375%, 2/1/2028 (c)	600,000	581,994
		6,578,822
Consumer, Cyclical ― 16.16%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026 (c)	500,000	496,207
American Axle & Manufacturing, Inc., 5.000%, 10/1/2029	1,000,000	862,500
Aramark Services, Inc., 6.375%, 5/1/2025 (c)	500,000	509,902
Arrow Bidco LLC, 9.500%, 3/15/2024 (c)	750,000	762,064
Beacon Roofing Supply, Inc., 4.500%, 11/15/2026 (c)	250,000	243,671
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 5.000%, 6/15/2029 (c)	250,000	221,084
Carnival Corp., 6.000%, 5/1/2029 (c)	100,000	89,899
CD&R Smokey Buyer, Inc., 6.750%, 7/15/2025 (c)	250,000	255,062
Clarios Global LP, 6.750%, 5/15/2025 (c)	226,000	230,824
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028 (c)	500,000	496,685
FirstCash, Inc., 4.625%, 9/1/2028 (c)	500,000	455,647
Ford Motor Co., 9.000%, 4/22/2025	1,000,000	1,116,480
Ford Motor Credit Co. LLC, 3.625%, 6/17/2031	500,000	416,375
Goodyear Tire & Rubber Co., 5.000%, 7/15/2029	500,000	446,427
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.750%, 1/20/2026 (c)	500,000	486,100
Installed Building Products, Inc., 5.750%, 2/1/2028 (c)	100,000	94,872
International Game Technology PLC, 5.250%, 1/15/2029 (c)	200,000	189,962
Lithia Motors, Inc., 4.625%, 12/15/2027 (c)	250,000	238,421
Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	500,000	460,690
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027 (c)	250,000	255,277
New Red Finance, Inc., 4.375%, 1/15/2028 (c)	250,000	228,449
Party City Holdings, Inc., 8.750%, 2/15/2026 (c)	250,000	229,460
Ritchie Bros Holdings, Inc., 4.750%, 12/15/2031 (c)	470,000	470,724
Six Flags Theme Parks, Inc., 7.000%, 7/1/2025 (c)	250,000	260,016
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.000%, 9/20/2025 (c)	300,000	317,196
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.000%, 6/1/2031 (c)	100,000	91,083
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/2024	250,000	254,164
United Airlines, Inc., 4.375%, 4/15/2026 (c)	500,000	483,250
Univar Solutions USA, Inc., 5.125%, 12/1/2027 (c)	250,000	239,948
White Cap Buyer LLC, 6.875%, 10/15/2028 (c)	500,000	458,783
		11,361,222
Consumer, Non-cyclical ― 11.55%
Catalent Pharma Solutions, Inc., 5.000%, 7/15/2027 (c)	250,000	242,515
CPI CG, Inc., 8.625%, 3/15/2026 (c)	234,000	226,828
JBS USA LUX SA / JBS USA Finance, Inc., 6.500%, 4/15/2029 (c)	750,000	773,257
Korn Ferry, 4.625%, 12/15/2027 (c)	250,000	237,171
Mozart Debt Merger Sub, Inc., 5.250%, 10/1/2029 (c)	500,000	435,820
NESCO Holdings, Inc., 5.500%, 4/15/2029 (c)	100,000	94,376
Performance Food Group, Inc., 4.250%, 8/1/2029 (c)	500,000	445,108
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/2027 (c)	750,000	643,496
Primo Water Holdings, Inc., 4.375%, 4/30/2029 (c)	1,000,000	870,205
Rent-A-Center, Inc., 6.375%, 2/15/2029 (c)	500,000	436,215
Sabre GLBL, Inc., 9.250%, 4/15/2025 (c)	100,000	106,859
Sabre GLBL, Inc., 7.375%, 9/1/2025 (c)	100,000	101,199
Select Medical Corp., 6.250%, 8/15/2026 (c)	1,000,000	994,130
ServiceMaster Co. LLC, 7.450%, 8/15/2027	500,000	559,803
Simmons Foods, Inc., 4.625%, 3/1/2029 (c)	250,000	225,951
Sotheby's, 7.375%, 10/15/2027 (c)	810,000	798,984
Sotheby's/Bidfair Holdings, Inc., 5.875%, 6/1/2029 (c)	500,000	471,339
TreeHouse Foods, Inc., 4.000%, 9/1/2028	250,000	204,015
US Foods, Inc., 6.250%, 4/15/2025 (c)	250,000	257,188
		8,124,459
Energy ― 21.85%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.750%, 3/1/2027 (c)	250,000	243,925
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.750%, 1/15/2028 (c)	1,250,000	1,217,837
Antero Resources Corp., 8.375%, 7/15/2026 (c)	162,000	174,770
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/2027 (c)	700,000	702,030
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/2028 (c)	250,000	227,855
Calumet Specialty Products Partners LP / Calumet Finance Corp., 8.125%, 1/15/2027 (c)	600,000	537,984
CITGO Petroleum Corp., 7.000%, 6/15/2025 (c)	500,000	497,460
CNX Resources Corp., 6.000%, 1/15/2029 (c)	100,000	98,921
Comstock Resources, Inc., 6.750%, 3/1/2029 (c)	100,000	101,261
Comstock Resources, Inc., 5.875%, 1/15/2030 (c)	100,000	96,365
Continental Resources, Inc., 5.750%, 1/15/2031 (c)	100,000	102,524
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.000%, 2/1/2029 (c)	500,000	487,235
CrownRock LP / CrownRock Finance, Inc., 5.000%, 5/1/2029 (c)	250,000	244,993
DCP Midstream LP, 7.375% (3 Month LIBOR USD + 5.148%), 6/15/2023 (e)	500,000	476,250
Encino Acquisition Partners Holdings LLC, 8.500%, 5/1/2028 (c)	250,000	250,911
EnLink Midstream LLC, 5.625%, 1/15/2028 (c)	100,000	99,203
Enviva Partners LP / Enviva Partners Finance Corp., 6.500%, 1/15/2026 (c)	750,000	765,079
Hilcorp Energy I LP / Hilcorp Finance Co., 5.750%, 2/1/2029 (c)	900,000	883,143
New Fortress Energy, Inc., 6.750%, 9/15/2025 (c)	250,000	246,094
New Fortress Energy, Inc., 6.500%, 9/30/2026 (c)	500,000	484,455
PBF Holding Co. LLC / PBF Finance Corp., 6.000%, 2/15/2028	500,000	440,962
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/2023	250,000	249,730
Range Resources Corp., 8.250%, 1/15/2029	100,000	107,323
Renewable Energy Group, Inc., 5.875%, 6/1/2028 (c)	300,000	318,060
Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025 (c)	1,500,000	1,251,015
SunCoke Energy, Inc., 4.875%, 6/30/2029 (c)	500,000	448,915
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.500%, 10/1/2025 (c)	500,000	511,225
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.000%, 12/31/2030 (c)	500,000	463,113
Transocean, Inc., 11.500%, 1/30/2027 (c)	113,000	112,562
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/2026	250,000	245,331
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/2027	750,000	733,988
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (c)	250,000	227,258
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/2033 (c)	250,000	217,885
Warrior Met Coal, Inc., 7.875%, 12/1/2028 (c)	2,000,000	2,095,430
		15,361,092
Financial ― 14.68%
Coinbase Global, Inc., 3.375%, 10/1/2028 (c)	1,000,000	778,215
Credit Acceptance Corp., 6.625%, 3/15/2026	500,000	506,172
Enact Holdings, Inc., 6.500%, 8/15/2025 (c)	500,000	499,770
Freedom Mortgage Corp., 7.625%, 5/1/2026 (c)	500,000	455,627
Global Aircraft Leasing Co. Ltd., 6.25% Cash or 7.250% PIK, 9/15/2024 (c)	268,452	231,873
goeasy Ltd., 5.375%, 12/1/2024 (c)	250,000	245,510
goeasy Ltd., 4.375%, 5/1/2026 (c)	500,000	464,985
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/2026 (c)	750,000	689,756
Howard Hughes Corp., 5.375%, 8/1/2028 (c)	250,000	242,687
LD Holdings Group LLC, 6.125%, 4/1/2028 (c)	500,000	388,155
LPL Holdings, Inc., 4.625%, 11/15/2027 (c)	500,000	475,000
MGIC Investment Corp., 5.250%, 8/15/2028	250,000	235,161
MPT Operating Partnership LP / MPT Finance Corp., 3.500%, 3/15/2031	500,000	426,410
Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027 (c)	750,000	728,482
NMI Holdings, Inc., 7.375%, 6/1/2025 (c)	250,000	260,964
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance, 4.875%, 5/15/2029 (c)	250,000	229,304
PennyMac Financial Services, Inc., 5.375%, 10/15/2025 (c)	500,000	473,483
PennyMac Financial Services, Inc., 5.750%, 9/15/2031 (c)	250,000	205,436
PRA Group, Inc., 7.375%, 9/1/2025 (c)	250,000	258,984
PRA Group, Inc., 5.000%, 10/1/2029 (c)	500,000	463,333
Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 4/15/2030 (c)	500,000	405,020
Starwood Property Trust, Inc., 5.500%, 11/1/2023 (c)	500,000	504,378
StoneX Group, Inc., 8.625%, 6/15/2025 (c)	100,000	104,721
United Wholesale Mortgage LLC, 5.500%, 11/15/2025 (c)	500,000	460,153
United Wholesale Mortgage LLC, 5.500%, 4/15/2029 (c)	500,000	415,888
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 2/15/2029 (c)	200,000	172,709
		10,322,176
Industrial ― 8.83%
Bombardier, Inc., 7.500%, 12/1/2024 (c)	160,000	159,439
Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/1/2026 (c)	250,000	234,076
Builders FirstSource, Inc., 5.000%, 3/1/2030 (c)	250,000	231,589
Cargo Aircraft Management, Inc., 4.750%, 2/1/2028 (c)	500,000	470,652
Cloud Crane LLC, 10.125%, 8/1/2024 (c)	220,000	218,673
Covanta Holding Corp., 5.000%, 9/1/2030	250,000	226,169
Dycom Industries, Inc., 4.500%, 4/15/2029 (c)	100,000	91,371
Fortress Transportation and Infrastructure Investors LLC, 9.750%, 8/1/2027 (c)	250,000	255,501
Great Lakes Dredge & Dock Corp., 5.250%, 6/1/2029 (c)	100,000	94,396
Griffon Corp., 5.750%, 3/1/2028	350,000	313,042
II-VI, Inc., 5.000%, 12/15/2029 (c)	500,000	469,423
MasTec, Inc., 4.500%, 8/15/2028 (c)	500,000	480,824
Matthews International Corp., 5.250%, 12/1/2025 (c)	250,000	247,656
MIWD Holdco LLC / MIWD Finance Corp., 5.500%, 2/1/2030 (c)	100,000	86,620
Moog, Inc., 4.250%, 12/15/2027 (c)	250,000	233,099
Mueller Water Products, Inc., 4.000%, 6/15/2029 (c)	300,000	273,344
Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029 (c)	500,000	451,725
Schweitzer-Mauduit International, Inc., 6.875%, 10/1/2026 (c)	500,000	449,843
Seaspan Corp., 5.500%, 8/1/2029 (c)	500,000	442,125
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (c)	100,000	101,610
SRM Escrow Issuer LLC, 6.000%, 11/1/2028 (c)	250,000	240,414
Vertiv Group Corp., 4.125%, 11/15/2028 (c)	500,000	436,258
		6,207,849
Technology ― 0.23%
Seagate HDD Cayman, 3.375%, 7/15/2031	200,000	162,910

Utilities ― 1.06%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.500%, 5/20/2025	250,000	246,579
Rockpoint Gas Storage Canada Ltd., 7.000%, 3/31/2023 (c)	500,000	495,730
		742,309
TOTAL CORPORATE OBLIGATIONS (Cost ― $70,990,380)		$67,571,622

Short-Term Investments ― 2.74%	Shares
Money Market Funds ― 2.74%
First American Government Obligations Fund, Class U, 0.237% (f)	1,927,329	1,927,329
TOTAL SHORT-TERM INVESTMENTS (Cost ― $1,927,329)		$1,927,329
TOTAL INVESTMENTS ― 98.91% (Cost ― $73,408,179)		$69,540,621
Other Assets in Excess of Liabilities ― 1.09%		767,631
NET ASSETS ― 100.00%		$70,308,252

LIBOR:	London Inter-Bank Offered Rate
PIK:	Payment-In-Kind

(a)
As of April 30, 2022, the Fund has fair valued these securities under the procedures established by the Fund's Board of Trustees. The value of these securities amounted to $41,670 or 0.06% of net assets. Value determined using significant unobservable inputs.

(b)	Illiquid security. At April 30, 2022, the value of these securities amounted to $41,670 or 0.06% of net assets.
(c)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At April 30, 2022, the value of these securities amounted to
$55,765,474 or 79.32% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. At April 30, 2022, the value of securities pledged amounted to $984,000 or 1.40% of net assets.

(e)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase.  Rate disclosed is the rate in effect as of April 30, 2022.

(f)	Rate disclosed is the seven day yield as of April 30, 2022.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value and in accordance with fair valuation accounting standards. The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities ("ABS"), collateralized loan obligations ("CLOs"), collateralized mortgage obligations ("CMOs"), corporate obligations, whole loans, and mortgage-backed securities ("MBS") are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Funds' valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the"Adviser") the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2022:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$-	$41,670	41,670
Corporate Obligations	-	67,571,622	-	67,571,622
Short-Term Investments	1,927,329	-	-	1,927,329
Total	$1,927,329	$67,571,622	$41,670	$69,540,621

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2022, the Fund did not recognize any transfers to or from Level 3. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/22	Amortization/ Accretion	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 04/30/22
Common Stocks	$27,780	$-	$-	$13,890	$-	$-	$-	$-	$41,670

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at April 30, 2022, is $13,890.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 04/30/22	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input*
Common Stocks	$41,670	Broker Quote	Third party	$9.00

*Table presents information for one security, which is valued at $9.00 as of April 30, 2022.